Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 12,474	$ 10,148	$ 34,109	$ 27,536
Income tax expense	1,110	1,714	2,945	3,786
Comprehensive income for the period	1,105	(1,656)	1,301	226
Current assets	21,740		21,740		$ 17,784
Current liabilities	28,107		28,107		21,283
Cash provided by operating activities			7,824	9,282
Cash used in investing activities			(10,953)	(8,765)
Cash used in financing activities			(1,647)	(480)
Non-controlling interests [member] | Buckreef [Member]
IfrsStatementLineItems [Line Items]
Revenue	12,474	9,938	34,109	27,325
Depreciation	823	534	2,309	1,446
Accretion expense	190	146	615	443
Income tax expense	1,110	1,714	2,945	3,786
Comprehensive income for the period	2,940	$ 2,184	6,797	6,113
Current assets	17,425		17,425		11,297
Non-current assets	88,506		88,506		78,952
Current liabilities	(24,925)		(24,925)		(16,973)
Non-current liabilities	(15,240)		(15,240)		(11,528)
Advances from parent, net	$ (27,354)		(27,354)		$ (30,210)
Cash provided by operating activities			12,055	13,178
Cash used in investing activities			(10,917)	(8,760)
Cash used in financing activities			$ (1,135)	$ (4,807)